Loans, Borrowings, Leases obligations and Other Financial Liabilities (Details)					1 Months Ended			12 Months Ended
	Aug. 31, 2022 USD ($)	Aug. 02, 2022 USD ($)	Aug. 02, 2022 EUR (€)	Aug. 02, 2022 USD ($) $ / shares	Apr. 30, 2020 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Loans, Borrowings, Leases obligations and Other Financial Liabilities (Details) [Line Items]
Loan and security amount		$ 70,000,000		$ 70,000,000
Debt facility amount (in Euro) | €			€ 9,000,000						€ 9,000,000
Drawn amount		35,000,000
Additional amount		$ 35,000,000
Loans accrue interest description								The loans accrue interest at a floating per annum rate equal to the sum of (a) the greater of (i) the prime rate published in The Wall Street Journal in the “Money Rates” section or (ii) 4.00%, plus (b) 4.25%, and require interest-only payments for the initial four years.	The loans accrue interest at a floating per annum rate equal to the sum of (a) the greater of (i) the prime rate published in The Wall Street Journal in the “Money Rates” section or (ii) 4.00%, plus (b) 4.25%, and require interest-only payments for the initial four years.
Percentage of outstanding principal amount								2.25%	2.25%
loan price (in Dollars per share) | $ / shares								$ 11.21
Total loan								1.00%	1.00%
End-of-loan fee								5.00%	5.00%
Debt facility pecentage		62.85%	62.85%					64.82%	64.82%
Principal amount (in Euro) | €									€ 9,000,000
Total amount								$ 10,800,000
Convertible debt								(185,364)	180,000
Financial liability								891,000
Capital amount								206,000					$ 10,200,000	€ 9,000,000
Incurred amount								1,800,000
Loan had term													4 years	4 years
End-of-loan fee								$ 80,000	67,500
Convertible debt (in Euro)		$ 50,500,000		$ 50,500,000							€ 202,500	€ 180,000
Convertible debt loan (in Euro) | €											€ 9,000,000	€ 9,000,000
Percentage of principal amount of the Initial Convertible Loan								25.00%			25.00%	25.00%
End-of-loan fee										$ 80,000	€ 67,500
First discretionary convertible loan								$ (203,868)	180,000
Second discretionary convertible loan								$ (229,352)	202,500
Small business administration					$ 2,316,000
Interest rate for the loan					1.00%			12.16%				12.16%
Outstanding amount								$ 1,600,000
Aggregate earn-out amount	$ 70,000,000
Non-current derivative financial liabilities								52,900,000
Non-current financial liabilities								910,000
Drawdown fee						$ 1,000,000	€ 1,000,000	$ 713,538	€ 630,000
Ordinary share price (in Euro per share) | (per share)				$ 7.23					€ 0.85
Initial convertible loan percentage								150.00%	150.00%
Fair value amount								$ 891,000
Contingent consideration amount								2,400,000
Minimum [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities (Details) [Line Items]
Earn-out payable	30,000,000
Maximum [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities (Details) [Line Items]
Earn-out payable	$ 40,000,000
Term B Loan [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities (Details) [Line Items]
Drawn amount		20,000,000
Term C Loan [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities (Details) [Line Items]
Drawn amount		$ 15,000,000
Kreos [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities (Details) [Line Items]
Convertible debt								(208,535)	€ 202,500
Bottom of range [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities (Details) [Line Items]
Receive gross proceeds								30,000,000
Top of range [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities (Details) [Line Items]
Receive gross proceeds								$ 45,000,000
August 2, 2025 [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities (Details) [Line Items]
Percentage of outstanding principal amount								15.00%	15.00%
Fixed rate								15.00%	15.00%
NovioGendix [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities (Details) [Line Items]
Contingent consideration amount								$ 526,000